[Letterhead of Debevoise & Plimpton LLP]

July 15, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20002

THIRD POINT REINSURANCE LTD.

Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Third Point Reinsurance Ltd. (the “Company”), we are transmitting for filing in electronic format under the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations thereunder, a Registration Statement on Form S-1 (the “Registration Statement”), relating to a proposed offering of the Company’s common shares, par value $0.10 per share.

A wire transfer in the amount of $34,100.00 in payment of the filing fee for the Registration Statement has been transmitted to the lockbox account of the Commission at U.S. Bank, St. Louis, Missouri in accordance with Rule 111 under the Securities Act and Rule 202.3a under the Commission’s Informal and Other Procedures.

Please telephone the undersigned at (212) 909-6036 or Lee Barnum at (212) 909-6431, if we may be of any assistance in answering questions which may arise in connection with the Registration Statement.

Very truly yours,

/s/ Steven J. Slutzky

Steven J. Slutzky

cc:	John R. Berger
J. Robert Bredahl
Tonya L. Marshall
Third	Point Reinsurance Ltd.